Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Computed "Expected" Income Taxes			$ 21,192	$ 31,276	$ 24,880
Non C-Corporation (Income)			(20,644)	(30,859)	(24,174)
Entity Level State Income Tax on S Corp. Income			834	890	618
Other, Net			(188)	(86)	(920)
Income Taxes	$ 342	$ 392	$ 1,194	$ 1,221	$ 404